Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Profit for the period	$ 119,421	$ 91,955
Adjustments for:
Depreciation	112,841	96,183
Impairment loss	56,911
Loss on disposal of non-current assets	577
Share of profit of associates	(935)	(1,120)
Financial income	(412)	(86)
Financial costs	76,835	90,604
Gain on derivatives (excluding realized gain/loss on forward foreign exchange contracts held for trading)	(47,558)	(13,918)
Share-based compensation	463	3,236
Adjusted profit	318,143	266,854
Movements in working capital	(6,583)	2,558
Net cash provided by operating activities	311,560	269,412
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(117,196)	(333,461)
Proceeds from sale and leaseback, net of commissions	123,448
Proceeds from Floating Storage Regasification Unit forthcoming sale	79,526
Other investments	(103)
Dividends received from associate		825
Purchase of short-term cash deposits	(10,000)	(2,500)
Financial income received	222	86
Net cash (used in)/provided by investing activities	75,897	(335,050)
Cash flows from financing activities:
Proceeds from loans and bonds, net of discount	312,638	318,913
Loan and bond repayments	(543,116)	(266,770)
Principal elements of lease payments	(18,707)	(5,498)
Interest paid	(73,511)	(88,407)
Loan/bond modification costs related to the Transaction (as defined in Note 1)		(15,652)
Payment of cash collaterals for swaps		(4,480)
Release of cash collaterals for swaps	990	19,717
Payment of loan and bond issuance costs	(1,580)	(4,708)
Loan issuance costs received		379
Payment of equity raising costs	(20)	(124)
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)		10,000
Dividends paid (common and preference)	(55,400)	(32,895)
Repurchase of GasLog Partners' preference units	(18,740)
Net cash used in financing activities	(397,446)	(69,525)
Effects of exchange rate changes on cash and cash equivalents	(480)	(52)
Decrease in cash and cash equivalents	(10,469)	(135,215)
Cash and cash equivalents, beginning of the period	282,246	367,269
Cash and cash equivalents, end of the period	$ 271,777	$ 232,054